CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 50.0%	Shares	Value
Avantis Emerging Markets Value ETF	740,977	$41,161,272
Avantis International Small Cap Value ETF(a)	618,277	53,035,801
Avantis Real Estate ETF	1,174,819	52,890,352
Avantis U.S. Small Cap Value ETF(a)	1,097,625	109,597,856
iShares Core MSCI International Developed Markets ETF(a)	1,328,229	104,053,460
Vanguard FTSE Developed Markets ETF(a)	1,769,999	103,916,641
Vanguard FTSE Emerging Markets ETF(a)	1,204,928	62,089,940
TOTAL EXCHANGE TRADED FUNDS (Cost $432,857,202)		526,745,322

COMMON STOCKS - 49.7%	Shares	Value
Communication Services - 3.0%
Advertising - 0.4%
Interpublic Group of Cos., Inc.	67,015	1,798,682
Omnicom Group, Inc.	34,293	2,686,171
		4,484,853
Alternative Carriers - 0.1%
Iridium Communications, Inc.	16,675	415,041

Broadcasting - 0.4%
Fox Corp. - Class A	36,772	2,195,289
Fox Corp. - Class B	22,711	1,238,885
Nexstar Media Group, Inc.	4,908	1,003,833
		4,438,007
Cable & Satellite - 1.0%
Charter Communications, Inc. - Class A (a)(b)	14,210	3,773,892
Comcast Corp. - Class A	188,757	6,412,075
		10,185,967
Integrated Telecommunication Services - 0.9%
AT&T, Inc.	143,255	4,195,939
Verizon Communications, Inc.	110,556	4,889,892
		9,085,831
Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	14,051	2,416,069

Interactive Media & Services - 0.0%(c)
ZoomInfo Technologies, Inc. (b)	24,377	265,709
Total Communication Services		31,291,477

Consumer Discretionary - 8.0%
Apparel Retail - 0.0%(c)
Ross Stores, Inc.	1,811	266,507

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.6%
Columbia Sportswear Co.	5,268	$293,533
Lululemon Athletica, Inc. (b)	13,731	2,776,408
Ralph Lauren Corp.	846	251,203
Tapestry, Inc.	28,716	2,923,863
		6,245,007
Automotive Parts & Equipment - 0.7%
Aptiv PLC (b)	40,994	3,260,253
BorgWarner, Inc.	34,631	1,480,822
Gentex Corp.	41,722	1,168,633
Lear Corp.	9,844	1,082,840
		6,992,548
Automotive Retail - 0.5%
AutoNation, Inc. (b)	4,529	992,213
AutoZone, Inc. (b)	646	2,712,250
Murphy USA, Inc.	2,456	924,684
Penske Automotive Group, Inc.	1,511	278,644
		4,907,791
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	600	319,728
eBay, Inc.	11,504	1,042,377
Etsy, Inc. (b)	19,407	1,028,765
		2,390,870
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	10,599	910,030

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	33,390	2,458,840

Distributors - 0.3%
Genuine Parts Co.	3,433	478,320
LKQ Corp.	46,910	1,530,204
Pool Corp.	4,380	1,360,910
		3,369,434
Education Services - 0.1%
Grand Canyon Education, Inc. (b)	5,102	1,028,410

Footwear - 0.1%
Crocs, Inc. (a)(b)	10,073	878,366

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Home Improvement Retail - 1.5%
Home Depot, Inc.	21,957	$8,931,449
Lowe's Cos., Inc.	26,778	6,910,331
		15,841,780
Homebuilding - 1.5%
DR Horton, Inc.	18,980	3,216,730
NVR, Inc. (b)	477	3,872,119
PulteGroup, Inc.	33,206	4,383,856
Toll Brothers, Inc.	16,633	2,311,987
TopBuild Corp. (b)	4,948	2,081,921
		15,866,613
Homefurnishing Retail - 0.3%
Williams-Sonoma, Inc.	15,419	2,901,702

Hotels, Resorts & Cruise Lines - 0.6%
Choice Hotels International, Inc.	2,023	241,910
Expedia Group, Inc.	20,885	4,486,098
Travel + Leisure Co.	12,433	785,890
Wyndham Hotels & Resorts, Inc. (a)	13,887	1,202,753
		6,716,651
Household Appliances - 0.1%
Whirlpool Corp.	9,383	874,026

Leisure Facilities - 0.1%
Vail Resorts, Inc. (a)	6,419	1,051,432

Leisure Products - 0.1%
Brunswick Corp./DE	11,336	720,856
Hasbro, Inc.	3,367	273,300
		994,156
Other Specialty Retail - 0.6%
Bath & Body Works, Inc.	39,141	1,143,308
Dick's Sporting Goods, Inc.	9,669	2,057,563
Ulta Beauty, Inc. (b)	6,268	3,088,432
		6,289,303
Restaurants - 0.1%
Darden Restaurants, Inc.	3,249	672,348

Specialized Consumer Services - 0.3%
ADT, Inc.	64,617	562,814
H&R Block, Inc.	23,126	1,164,394

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.3% (Continued)
Service Corp. International	23,435	$1,857,224
		3,584,432
Total Consumer Discretionary		84,240,246

Consumer Staples - 6.2%
Agricultural Products & Services - 0.1%
Ingredion, Inc.	4,943	640,316

Brewers - 0.1%
Molson Coors Beverage Co. - Class B	30,034	1,516,417

Consumer Staples Merchandise Retail - 0.1%
Dollar General Corp.	6,709	729,671

Food Distributors - 0.2%
Sysco Corp.	25,714	2,069,205

Food Retail - 0.4%
Albertsons Cos., Inc. - Class A	73,355	1,427,488
Kroger Co.	40,468	2,745,349
		4,172,837
Household Products - 2.0%
Clorox Co.	22,007	2,601,227
Colgate-Palmolive Co.	55,198	4,640,496
Kimberly-Clark Corp.	35,358	4,566,132
Procter & Gamble Co.	54,838	8,611,760
Reynolds Consumer Products, Inc.	11,686	271,232
		20,690,847
Packaged Foods & Meats - 1.5%
General Mills, Inc.	95,913	4,731,388
Hormel Foods Corp.	51,300	1,305,072
J M Smucker Co.	17,831	1,970,504
Kellanova	3,202	254,559
Kraft Heinz Co.	158,721	4,439,427
Mondelez International, Inc. - Class A	46,362	2,848,481
Post Holdings, Inc. (b)	2,905	328,701
Tyson Foods, Inc. - Class A	8,881	504,263
		16,382,395
Personal Care Products - 0.3%
Kenvue, Inc.	143,348	2,968,737

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.4%
PepsiCo, Inc.	29,586	$4,397,959

Tobacco - 1.1%
Altria Group, Inc.	97,543	6,555,865
Philip Morris International, Inc.	32,921	5,502,087
		12,057,952
Total Consumer Staples		65,626,336

Energy - 5.7%
Integrated Oil & Gas - 1.7%
Chevron Corp.	48,591	7,803,715
Exxon Mobil Corp.	86,983	9,941,287
		17,745,002
Oil & Gas Equipment & Services - 0.2%
Schlumberger NV	74,022	2,726,971

Oil & Gas Exploration & Production - 1.8%
ConocoPhillips	66,933	6,624,359
Coterra Energy, Inc.	134,611	3,289,893
EOG Resources, Inc.	48,787	6,089,593
Expand Energy Corp.	2,558	247,563
Ovintiv, Inc.	49,053	2,066,112
Viper Energy, Inc. - Class A	22,745	906,275
		19,223,795
Oil & Gas Refining & Marketing - 1.9%
HF Sinclair Corp.	26,734	1,360,226
Marathon Petroleum Corp.	33,629	6,043,467
Phillips 66	46,105	6,158,706
Valero Energy Corp.	40,886	6,215,081
		19,777,480
Oil & Gas Storage & Transportation - 0.1%
Antero Midstream Corp.	54,567	970,747
Total Energy		60,443,995

Health Care - 7.5%
Biotechnology - 1.6%
AbbVie, Inc.	38,149	8,026,550
Amgen, Inc.	19,153	5,510,510
Exelixis, Inc. (b)	6,937	259,582
Gilead Sciences, Inc.	19,481	2,200,768
Halozyme Therapeutics, Inc. (b)	11,761	860,317
		16,857,727

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Health Care Distributors - 0.6%
Cardinal Health, Inc.	16,576	$2,466,177
McKesson Corp.	6,061	4,161,725
		6,627,902
Health Care Equipment - 0.9%
Baxter International, Inc.	111,006	2,740,738
Hologic, Inc. (b)	3,796	254,788
Medtronic PLC	64,785	6,012,696
		9,008,222
Health Care Facilities - 0.4%
HCA Healthcare, Inc.	6,463	2,610,794
Universal Health Services, Inc. - Class B	9,618	1,746,436
		4,357,230
Health Care Services - 0.6%
Chemed Corp.	2,561	1,172,810
DaVita, Inc. (b)	6,842	942,554
Labcorp Holdings, Inc.	969	269,372
Quest Diagnostics, Inc.	19,013	3,453,521
		5,838,257
Health Care Supplies - 0.2%
Align Technology, Inc. (b)	17,676	2,509,285

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	19,354	2,432,024
Medpace Holdings, Inc. (b)	2,822	1,341,889
Mettler-Toledo International, Inc. (b)	451	586,769
		4,360,682
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	132,643	6,258,097
Johnson & Johnson	51,005	9,036,556
Merck & Co., Inc.	87,098	7,326,684
Pfizer, Inc.	267,185	6,615,500
		29,236,837
Total Health Care		78,796,142

Industrials - 8.1%
Aerospace & Defense - 1.1%
General Dynamics Corp.	3,014	978,254
L3Harris Technologies, Inc.	6,631	1,840,898
Lockheed Martin Corp.	14,035	6,394,767
Textron, Inc.	31,674	2,538,988
		11,752,907

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	10,370	$1,121,930
Toro Co.	17,147	1,389,936
		2,511,866
Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	17,085	2,198,839
Expeditors International of Washington, Inc.	22,918	2,762,536
FedEx Corp.	13,687	3,162,655
United Parcel Service, Inc. - Class B	66,524	5,816,859
		13,940,889
Building Products - 1.2%
A O Smith Corp.	20,321	1,448,684
Builders FirstSource, Inc. (a)(b)	18,999	2,634,781
Carlisle Cos., Inc. (a)	8,622	3,327,144
Hayward Holdings, Inc. (b)	34,924	561,578
Masco Corp.	34,655	2,543,331
Owens Corning	15,473	2,323,580
		12,839,098
Cargo Ground Transportation - 0.0%(c)
Old Dominion Freight Line, Inc.	1,771	267,368

Construction & Engineering - 0.2%
AECOM	15,735	1,965,144

Construction Machinery & Heavy Transportation Equipment - 0.9%
Allison Transmission Holdings, Inc.	15,161	1,323,707
Caterpillar, Inc.	10,034	4,204,647
PACCAR, Inc.	40,075	4,006,699
		9,535,053
Data Processing & Outsourced Services - 0.0%(c)
SS&C Technologies Holdings, Inc.	3,015	267,310

Electrical Components & Equipment - 0.0%(c)
Acuity, Inc.	826	269,664

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	5,235	1,591,702

Industrial Conglomerates - 0.7%
3M Co.	32,014	4,979,137
Honeywell International, Inc.	12,761	2,801,040
		7,780,177

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.9%
Donaldson Co., Inc.	21,328	$1,699,202
Illinois Tool Works, Inc.	9,687	2,563,664
Otis Worldwide Corp.	16,015	1,383,376
Snap-on, Inc.	9,237	3,004,242
Timken Co.	4,618	356,648
		9,007,132
Rail Transportation - 0.8%
CSX Corp.	99,077	3,220,993
Union Pacific Corp.	24,692	5,520,390
		8,741,383
Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	17,487	1,901,187
Leidos Holdings, Inc.	1,603	290,015
Science Applications International Corp. (a)	8,512	1,001,862
		3,193,064
Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	3,345	773,197
MSC Industrial Direct Co., Inc. - Class A (a)	8,671	782,384
		1,555,581
Total Industrials		85,218,338

Information Technology - 7.7%
Application Software - 0.1%
Dropbox, Inc. - Class A (b)	36,552	1,062,201

Communications Equipment - 0.7%
Cisco Systems, Inc.	109,882	7,591,747

Electronic Manufacturing Services - 0.1%
Flex Ltd. (b)	23,130	1,240,231

Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (b)	3,381	267,538
GoDaddy, Inc. - Class A (b)	6,725	997,385
VeriSign, Inc.	3,570	975,931
		2,240,854
IT Consulting & Other Services - 1.2%
Accenture PLC - Class A	24,454	6,357,306
Amdocs Ltd.	19,638	1,680,424
Cognizant Technology Solutions Corp. - Class A	66,711	4,819,870
		12,857,600

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.9%
Applied Materials, Inc.	28,233	$4,538,737
Lam Research Corp.	43,033	4,309,755
		8,848,492
Semiconductors - 0.8%
Cirrus Logic, Inc. (b)	9,418	1,075,441
Qorvo, Inc. (b)	16,434	1,490,564
QUALCOMM, Inc.	37,296	5,994,586
		8,560,591
Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	11,426	819,016
Gen Digital, Inc.	8,788	265,397
		1,084,413
Technology Distributors - 0.2%
Arrow Electronics, Inc. (b)	10,500	1,326,465
CDW Corp.	4,757	783,764
TD SYNNEX Corp. (a)	1,801	266,674
		2,376,903
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	135,715	31,504,880
Dell Technologies, Inc. - Class C	1,972	240,880
NetApp, Inc.	36,262	4,089,991
		35,835,751
Total Information Technology		81,698,783

Materials - 3.5%
Construction Materials - 0.2%
CRH PLC	19,316	2,181,742

Copper - 0.1%
Southern Copper Corp. (a)	11,991	1,152,188

Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	28,581	2,475,972
FMC Corp.	23,542	920,492
Mosaic Co.	57,089	1,906,773
Scotts Miracle-Gro Co.	7,781	476,353
		5,779,590
Gold - 0.2%
Newmont Corp.	27,724	2,062,666

Metal, Glass & Plastic Containers - 0.1%
Crown Holdings, Inc.	5,312	527,907

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 49.7% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.8%
Amcor PLC	406,756	$3,510,304
Avery Dennison Corp.	9,623	1,651,788
International Paper Co.	8,119	403,352
Packaging Corp. of America	12,261	2,672,407
Sealed Air Corp.	20,629	669,824
		8,907,675
Specialty Chemicals - 0.6%
DuPont de Nemours, Inc.	40,174	3,090,184
Eastman Chemical Co.	23,951	1,684,713
NewMarket Corp.	431	356,420
PPG Industries, Inc.	9,442	1,050,234
		6,181,551
Steel - 0.9%
Nucor Corp.	24,656	3,667,087
Reliance, Inc.	9,502	2,809,361
Steel Dynamics, Inc.	25,762	3,372,761
		9,849,209
Total Materials		36,642,528
TOTAL COMMON STOCKS (Cost $486,391,297)		523,957,845

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(d)	90,381,617	90,381,617
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $90,381,617)		90,381,617

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.22%(d)	2,113,308	2,113,308
TOTAL MONEY MARKET FUNDS (Cost $2,113,308)		2,113,308

TOTAL INVESTMENTS - 108.5% (Cost $1,011,743,424)		$1,143,198,092
Liabilities in Excess of Other Assets - (8.5)%		(89,522,193)
TOTAL NET ASSETS - 100.0%		$1,053,675,899

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $88,294,340.
(b)	Non-income producing security.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CCM GLOBAL EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

CCM Global Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Exchange Traded Funds	$—	$526,745,322	$—	$—	$526,745,322
Common Stocks	—	523,957,845	—	—	523,957,845
Investment Purchased with Proceeds from Securities Lending(a)	90,381,617	—	—	—	90,381,617
Money Market Funds	—	2,113,308	—	—	2,113,308
Total Investments	$90,381,617	$1,052,816,475	$—	$—	$1,143,198,092

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $90,381,617 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

12